Cover	Oct. 26, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133458
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2366
Document Period End Date	Oct. 26, 2026